Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other Receivables, Net [Line Items]
Allowance for credit losses (in Dollars)	¥ 47,257	¥ 30,414
Manufacturing cost (in Dollars) | $			$ 21,000
Shenzhen Chetong Technology Co., Ltd. [Member]
Other Receivables, Net [Line Items]
Expected to be collected (in Dollars) | $
Allowance for credit losses (in Dollars) | $				$ 27,386
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest rate	5.00%
Education fee	¥ 670,300	20,000
Third Party [Member]
Other Receivables, Net [Line Items]
Interest rate	5.00%
Sichuan Tianyi [Member]
Other Receivables, Net [Line Items]
Principle amount	¥ 65,000	40,000
Interest rate	6.00%
Sichuan Tianyi [Member]
Other Receivables, Net [Line Items]
Interest receivable	¥ 4,089	¥ 607
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest receivable	¥ 5,782